SCHEDULE OF CONSUMMATION OF REVERSE RECAPITALIZATION (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 01, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash		$ 13,680
Including repayment of extension note to Chijet Inc.		(2,060)
Accrued expenses		(7,129)
Bank charges		(1)
Net assets acquired by Chijet Motor as of June 1, 2023	$ 4,490	$ 4,490